Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure of initial application of standards or interpretations [abstract]
Schedule of right-of-use assets and lease liabilities and the movements

	Right-of-use assets
	Offices and labs	Vehicles	Production Plant	Total	Lease liabilities

As of January 1, 2020	$934	$175	$4,024	$5,133	$5,971

Depreciation expense	(607)	(75)	(261)	(943)	-
Interest expense	-	-	-	-	19
Additions	3,282	63	-	3,345	3,345
Disposals	-	(16)	-	(16)	(13)
Adjustments for indexation	-	-	(29)	(29)	(29)
Payments	-	-	-	-	(1,202)

As of June 30, 2020 (unaudited)	$3,609	$147	$3,734	$7,490	$8,091